Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 74	$ 76	$ 65	$ 219	$ 208
Net income (loss) from investments in associated corporations	(5)	30	(17)	10	(63)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	23	26	9	69	41
International banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	52	53	47	154	205
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	$ 3	$ 4	$ 3	$ 10	$ 10